Loans to Third Parties (Details) - USD ($)		Dec. 31, 2019	Dec. 31, 2018
Total		$ 5,307,535
Less: current portion		2,434,715
Loans to third parties - noncurrent portion		2,872,820
Jianuo Finance Lease (Shanghai) Co., Ltd [Member]
Total	[1]	1,723,692
Shandong Daohong Industry and Trade Co., Ltd [Member]
Total	[2]	711,023
Qingdao Manster Digital Technology Co., Ltd [Member]
Total	[3]	$ 2,872,820

[1]	Hengpu, the Group's newly acquired VIE on December 31, 2019, had a loan receivable of $1,723,692 (or RMB 12 million) from Jianuo Finance Lease (Shanghai) Co., Ltd. The loan earns interest of 1.2% and its principal and interest are due on January 10, 2020. The Group fully collected the loan receivable on January 9, 2020.
[2]	Taiding, a subsidiary of the Group, made a loan of $711,023 (or RMB 4.95 million) to Shandong Daohong industry and Trade Co., Ltd. ("Daohong") on December 26, 2019. The loan earns interest of 7% and its principal and interest are due on June 25, 2020.
[3]	Fintech, the Group's newly acquired VIE on July 12, 2019, had a loan receivable of $2,872,820 (or RMB 20 million) from Qingdao Manster Digital Technology Co., Ltd ("Manster") earns interest of 4.8%. The principal of loan is due on December 9, 2024 and the interest is due on annual basis. Manster is a financial software and network services provider, which provides integrated financial management solutions and big data risk analytical systems in the PRC.